Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share (Tables) [Abstract]
Schedule of reconciliation of profit (loss) for period adjusted to amounts used to calculate basic and diluted earnings (loss) per share

As required by IAS 33, the table below show the reconciliation of profit (loss) for the period adjusted to the amounts used to calculate basic and diluted earnings (loss) per share.

	Basic and diluted
	2017	2016	2015
Profit (loss) for the year attributed to Company's shareholders
of continued operations	3,856,564	(442,430)	2,995,338

Distribution of dividends attributable to priority:
Preferred shares class "A"	208,416		208,409
Preferred shares class "B"	351		360
	208,767		208,769

Distribution of 6% of unit value of common shares	273,827		273,824

Distribution of plus income, by class:
Common shares	1,915,805		1,426,771
Preferred shares class "A"	1,458,165		1,085,974
	3,373,970		2,512,745

Reconciliation of income available for distribution, by class (numerator):
Common shares	2,189,632	(251,222)	1,700,595
Preferred shares class "A"	1,666,581	(191,208)	1,294,383
Preferred shares class "B"	351		360
	3,856,564	(442,430)	2,995,338

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	343,775,864	343,771,165	343,783,562
Preferred shares class "B"	578,330		593,618
	796,022,846	795,439,817	796,045,832

Profit (loss) per share (in R$)
Common shares	4.8479	(0.5562)	3.7651
Preferred shares class "A"	4.8479	(0.5562)	3.7651
Preferred shares class "B"	0.6069		0.6065

Schedule of calculation of weighted average of outstanding shares
		2016		2015
	Preferred shares Class "A"		Preferred shares Class "A"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of year	343,768,220	343,768,220	343,848,120	343,848,120

Repurchase of treasury shares			(80,000)	(64,658)
Conversion of preferred shares class "B" to "A"	7,644	2,945	100	100

Amount at the end of the year	343,775,864	343,771,165	343,768,220	343,783,562